BORROWINGS	12 Months Ended
Sep. 30, 2012
Borrowings Disclosure [Abstract]
Borrowings Disclosure [Text Block]

13.         BORROWINGS

	September 30,
	2011	2012
	RMB	RMB

Short-term borrowings	20,000	35,000

Current portion of long-term borrowings	-	4,000

Long-term borrowings	-	35,000

As of September 30, 2012, short-term borrowings were comprised of secured and unsecured bank loans of RMB5,000 and RMB30,000, respectively. Secured bank loan of RMB5,000 represented the bank borrowing under Beijing Origin, which has been supported by a land use right of RMB2,546 (note 8) and plant and equipment of RMB35,570 (note 9). The annual interest rate is 6.888%.

On the other hand, unsecured bank loans of RMB30,000 represented the bank borrowings with annual interest rate of 7.216%, which were under Linze Origin. The loans have been guaranteed by Beijing Origin.

As of September 30, 2012, long-term borrowings were comprised of unsecured bank loans of RMB39,000 under Xinjiang Origin, which have been guaranteed by Beijing Origin with annual interest rates ranged from 7.040% to 7.315%. The current portion of the loan amounted to RMB4,000, which will be due within one year, is presented as “current portion of long-term borrowing” on the consolidated balance sheet as of September 30, 2012.

As of September 30, 2011, short-term borrowings were comprised of secured bank loan of RMB20,000 which is under Linze Origin Seed Limited and has been guaranteed by a land use right of RMB453 (note 8) and plant and equipment of RMB6,882 (note 9). The annual interest rate is 6.56%.

Interest expense and weighted average interest rate for the years ended September 30, 2010, 2011 and 2012 were RMB8,539 and 5.70%, RMB1,469 and 6.56%, RMB4,029 and 7.04%, respectively.